SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 020	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accounts of the Cooper Tire & Rubber Company Pre-Tax Savings Plan (Texarkana) (the "Plan") are maintained on the accrual basis of accounting.
Plan Year	Plan Year The Plan Year is a calendar year.
Trust Asssets
Trust Assets
All qualified savings plans sponsored by The Goodyear Tire & Rubber Company (the "Company" or “Goodyear”) in the United States maintain their assets in a master trust entitled The Goodyear Tire & Rubber Company Commingled Trust (the "Commingled Trust") administered by The Northern Trust Company (the “Trustee”). During 2025, Goodyear sponsored five savings plans that participated in the Commingled Trust, including the Plan. The Company is the Plan Sponsor of the Plan. The Plan's divided interest in the Commingled Trust is presented in the accompanying financial statements in accordance with the allocation made by the Trustee.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts (See Note 8). Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they initiate permitted transactions under the terms of the plan.

The fair value of investments held by the Commingled Trust is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (See Note 7). The value of the Plan’s interest in the Commingled Trust is based on the beginning of the period value in the Commingled Trust plus actual contributions and allocated investment income (loss) less actual distributions and allocated administrative expenses. Investment income (loss) and investment expenses relating to the Commingled Trust are allocated on a daily basis to the Plan based on the Plan’s value in each applicable fund within the Commingled Trust.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Net appreciation (depreciation) includes the Commingled Trust’s gains and losses on investments bought, sold, and held during the year.

Notes Receivable from Participant
Notes Receivable from Participants
The Plan document allows notes from participants. These notes are reported at the unpaid principal balance plus accrued interest. Notes are deemed distributions by the Plan when they are determined to be in default.
Concentration of Credit Risk
Concentration of Credit Risk
The Stable Value Fund of the Commingled Trust invests part of the fund in investment contracts of financial institutions with strong credit ratings and has established guidelines relative to diversification and maturities that are intended to maintain stability and liquidity (See Note 8).

The Goodyear Stock Fund invests in the common stock of Goodyear. Significant changes in the price of Goodyear Stock can result in significant changes in the Net Assets Available for Benefits.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the basic financial statements and related notes to financial statements. Changes in such estimates may affect amounts reported in future years.
Risk and Uncertainties
Risk and Uncertainties
The Plan invests in various investment securities which are exposed to various risks such as interest rate, market, and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Subsequent Events
Subsequent Events
The Plan has evaluated subsequent events through the date of issuance of the financial statements. There were no subsequent events which required recognition or disclosure in the financial statements.